Income Tax Expense	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax Expense
34. Income Tax Expense
34.1 Details of income tax expense for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Income tax payable
Current income tax expense	￦	1,468,269	￦	1,594,917	￦	2,007,206
Adjustments of income tax of prior years recognized in current tax		(35,326)		(27,266)		(110,464)

		1,432,943		1,567,651		1,896,742

Changes in deferred income tax assets and liabilities*		557,002		(417,219)		222,578

Income tax recognized directly in equity and others
Remeasurements of net defined benefit liabilities		25,895		31,076		(9,791)
Currency translation differences		(11,866)		(12,919)		1,632
Net gains or losses on financial assets at fair value through other comprehensive income		(1,198,075)		(421,425)		680,947
Share of other comprehensive income or loss of associates and joint ventures		(7)		(170)		(1,390)
Gains or losses on cash flow hedging instruments		(1,913)		(12,501)		29,455
Gains or losses on hedging instruments of net investments in foreign operations		4,931		66,971		(8,516)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		19,038		1,979		1,581
Finance gains or losses on insurance contract assets (liabilities)		772,435		1,139,335		(474,560)

		(389,562)		792,346		219,358

Others		(6,566)		13,863		3,753

Income tax expense	￦	1,593,817	￦	1,956,641	￦	2,342,431

*
Following the tax law amendment enacted at the end of 2025, the corporate tax rate was changed. Accordingly, deferred tax assets (liabilities) expected to be realized after 2026 have been measured using the 27.5% tax rate.

34.2 Analysis of the relationship between net profit before income tax expense and income tax expense for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023			2024			2025
	Tax rate (%)	Amount		Tax rate (%)	Amount		Tax rate (%)	Amount
Profit before income tax expense		￦	6,120,151		￦	6,985,247		￦	8,183,146
Income tax at the applicable tax rate 1	26.23		1,605,358	26.25		1,833,743	26.27		2,149,988
Non-taxable income	(0.72)		(44,197)	(0.98)		(68,560)	(0.43)		(35,019)
Non-deductible expenses	0.35		21,133	0.34		23,879	0.23		18,923
Tax credit and tax exemption	(0.03)		(2,006)	(0.03)		(2,067)	(0.03)		(2,072)
Temporary difference for which no deferred tax is recognized	(0.07)		(4,312)	(1.08)		(75,701)	1.19		97,171
Changes in recognition and measurement of deferred tax	1.12		68,362	3.32		231,943	0.91		74,437
Income tax refund for tax of prior years	(0.70)		(42,952)	(1.11)		(77,423)	(1.13)		(92,273)
Income tax expense of overseas branches	0.92		56,285	0.81		56,373	0.72		59,291
Tax rate change effect 2	0.01		622	0.00		—	1.04		85,286
Others	(1.05)		(64,476)	0.50		34,454	(0.15)		(13,301)

Average effective tax rate and income tax expense	26.04	￦	1,593,817	28.01	￦	1,956,641	28.63	￦	2,342,431

1
Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023 and 2024 and 2025 respectively.

2
As a result of the tax law amendment enacted at the end of 2025, the corporate income tax rate has changed. Deferred tax assets (liabilities) expected to be realized after 2026 have been measured at 27.5%.

34.3 The impact of the global minimum tax
The Group is required to pay an additional tax amount on the difference between the GloBE effective tax rate of each subsidiary’s jurisdiction and the minimum tax rate of 15%, in accordance with the Pillar 2 legislation.
The Group expects to recognize the related effects in its financial statements and to pay additional tax with respect to the shortfall to the 15% minimum tax rate arising from its subsidiary in China.